SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

BLACKSTONE REAL ESTATE INCOME FUND II

Name of Registrant

345 Park Avenue, 42nd Floor, New York, New York 10154

Address of Principal Executive Office

Investment Company Act File No. 811-22907

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Blackstone Real Estate Income Fund II (the “Fund”) to be redeemed:

Advisor Class I Common Shares of Beneficial Interest, $0.001 par value (“Class I Shares”).

Institutional Class II Common Shares of Beneficial Interest, $0.001 par value (“Class II Shares”).

(2)	Date on which the securities are to be called or redeemed:

August 23, 2021 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3.4 of the Fund’s Amended and Restated Declaration of Trust.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In connection with the liquidations of the Fund, Blackstone Real Estate Income Fund and Blackstone Real Estate Income Master Fund, the Fund will make periodic distributions to its shareholders consisting of liquidation proceeds in exchange for the redemption of a corresponding number of shares. Any distributions of income will be made separately without redemption. A liquidating distribution and corresponding redemption of $22,621 in aggregate net asset value of the Fund’s Class I Shares and $63,164,960 in aggregate net asset value of the Fund’s Class II Shares will occur as of July 31, 2021 for shareholders of record and a net asset value per share as of such date, with the payment and settlement occurring on or about August 23, 2021.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this notification to be duly executed on its behalf by the undersigned on this 21st day of July, 2021.

BLACKSTONE REAL ESTATE INCOME FUND II

By:	/s/ Leon Volchyok
	Name:	Leon Volchyok
	Title:	Chief Legal Officer, Chief Compliance Officer and Secretary